Earnings per share (Reconciliation of Net Earnings (Loss) and Weighted Average Number of Shares Outstanding) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net earnings used for purpose of computing basic earnings per common share	€ 1,049,300	€ 7,149	€ 186,770
After-tax equivalent of interest expense on convertible subordinated notes	0	0	17,670
Net earnings used for purposes of computing diluted net earnings per common share	€ 1,049,300	€ 7,149	€ 204,440
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands) (in shares)	63,202	56,108	55,210
Dilutive effect of stock options (in shares)	994	659	570
Dilutive effect of convertible subordinated notes (in shares)	0	0	8,902
Dilutive weighted average number of shares outstanding (in shares)	64,196	56,767	64,682
Net earnings per share:
Basic net earnings from continuing operations (in euro per share)	€ 16.60	€ 0.13	€ 3.38
Diluted net earnings from continuing operations (in euro per share)	€ 16.35	€ 0.13	€ 3.16